Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans [Abstract]
Delinquent period for discontinuance of accrual of interest on loan	90 days
Period for credit card and other personal loans to be charged off past due, maximum	180 days
Intangible Assets [Abstract]
Useful life of junior subordinated debt securities	30 years
Foreclosed Assets [Abstract]
Foreclosed assets	$ 16,639	$ 16,724
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life of purchased software costs	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life of purchased software costs	5 years